Income taxes (Details Narrative)	Aug. 31, 2023 USD ($)
Income taxes
Operating Loss Carryforwards	$ 64,792,710
Research And Experimental Development Expenditures, Cumulative Carry-forwards	15,951,739
Unclaimed Investment Tax Credits	$ 2,933,013